     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 2, 1999

                                               SECURITIES ACT FILE NO. 2-28157
                                          INVESTMENT COMPANY ACT NO. 811-01596
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                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                               --------------
                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
        PRE-EFFECTIVE AMENDMENT NO.                                       / /
        POST-EFFECTIVE AMENDMENT NO. 48                                   /X/
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
        AMENDMENT NO. 26                                                  /X/

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                            FPA CAPITAL FUND, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                    11400 WEST OLYMPIC BOULEVARD, SUITE 1200
                        LOS ANGELES, CALIFORNIA 90064
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                                 (310)473-0225
             (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               --------------

                        J. RICHARD ATWOOD, TREASURER
                           FPA CAPITAL FUND, INC.
                    11400 WEST OLYMPIC BOULEVARD, SUITE 1200
                        LOS ANGELES, CALIFORNIA 90064
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               --------------

                                  COPY TO:
                           LAWRENCE J. SHEEHAN, ESQ.
                            O'MELVENY & MYERS LLP
                            1999 AVENUE OF THE STARS
                         LOS ANGELES, CALIFORNIA 90067

                               --------------

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   AS SOON AS PRACTICABLE AFTER REGISTRATION STATEMENT BECOMES EFFECTIVE.

It is proposed that this filing will become effective (check appropriate box)

   /X/  immediately upon filing pursuant to paragraph (b)
   / /  on (date) pursuant to paragraph (b)
   / /  60 days after filing pursuant to paragraph (a)(1)
   / /  on (date) pursuant to paragraph (a)(1)
   / /  75 days after filing pursuant to paragraph (a)(2)
   / /  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: COMMON STOCK, $0.01 PAR VALUE
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

                         PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a) Articles of Incorporation was filed as Exhibit (a) to Post-Effective Amendment No. 47 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(b) By-Laws, as amended February 14, 1994 was filed as Exhibit (b) to Post-Effective Amendment No. 47 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(c) Specimen Common Stock Certificate was filed as Exhibit (c) to Post-Effective Amendment No. 47 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(d) Investment Advisory Agreement between Registrant and First Pacific Advisors, Inc. was filed as Exhibit (d) to Post-Effective Amendment No. 47 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(e)(1) Distribution Agreement between Registrant and FPA Fund Distributors, Inc. was filed as Exhibit (e)(1) to Post-Effective Amendment No. 47 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(e)(2) Specimen Selling Group Agreement was filed as Exhibit (e)(2) to Post-Effective Amendment No. 47 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(e)(3) Smith Barney Inc. Mutual Fund Dealer Agreement was filed as Exhibit 6.2 to Post-Effective Amendment No. 45 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(1) Custodian Contract between Registrant and State Street Bank and Trust Company was filed as Exhibit (g)(1) to Post-Effective Amendment No. 47 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(2) Custodian Fee Schedule was filed as Exhibit (g)(2) to Post-Effective Amendment No. 47 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(3) Amendment to the Custodian Contract was filed as Exhibit (g)(3) to Post-Effective Amendment No. 47 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(4) Custodian Fee Schedule Addendum for GNMA Securities Traded through Participants Trust Company was filed as Exhibit (g)(4) to Post-Effective Amendment No. 47 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(5) Amendment to the Custodian Contract was filed as Exhibit 8.5 to Post-Effective Amendment No. 44 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(6) Amendment to the Custodian Contract was filed as Exhibit 8.6 to Post-Effective Amendment No. 46 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(h)(1) Agreement and Articles of Merger dated September 20, 1993 was filed as Exhibit (h)(1) to Post-Effective Amendment No. 47 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(h)(2) State Street Bank and Trust Company Universal Individual Retirement Account Information Kit was filed as Exhibit 14.1 to Post-Effective Amendment No. 46 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(i)(1)  Opinion and Consent of Counsel.


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 30th day of July, 1999.

                                      FPA CAPITAL FUND, INC.


                                      By: /s/ ROBERT L. RODRIGUEZ
                                          --------------------------------
                                          Robert L. Rodriguez, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                          TITLE                       DATE

    /s/ ROBERT L. RODRIGUEZ
--------------------------------   President (Principal        July 30, 1999
        Robert L. Rodriguez        Executive Officer)


    /s/ J. RICHARD ATWOOD
--------------------------------   Treasurer (Principal        July 30, 1999
        J. Richard Atwood          Financial Officer and
                                   Principal Accounting
                                   Officer)


   /s/ WILLARD H. ALTMAN
--------------------------------   Director                    July 30, 1999
       Willard H. Altman


       DEWAYNE W. MOORE*
--------------------------------   Director                    July 30, 1999
       DeWayne W. Moore


       LAWRENCE J. SHEEHAN*
---------------------------------  Director                    July 30, 1999
       Lawrence J. Sheehan




*By: /s/ ROBERT L. RODRIGUEZ
     ---------------------------------
     Robert L. Rodriguez
     Attorney-in-Fact pursuant to Power-of-
     Attorney included as page C-7 in
     Registrant's Post-Effective Amendment No.
     38 to the Registration Statement which was
     filed September 24, 1993.

                               EXHIBIT INDEX


EXHIBIT

99(i)(1)  Opinion and Consent of Counsel.

All other applicable exhibits are incorporated herein by reference.